Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentrations

10.  Concentrations

At March 31, 2012, two (2) customers represented approximately 56% of accounts receivable and approximately 49% of revenues earned during the quarter ended March 31, 2012.

At December 31, 2011, four (4) customers represented approximately 54% of GP’s accounts receivable and approximately 47% of GP’s revenues earned during 2011.

We maintain cash in three insured commercial accounts and one uninsured investment account at major financial institutions. Although we consider the financial institutions creditworthy, our cash balance exceeded Federal Deposit Insurance Corporation (FDIC) limits by $3,435,951 at March 31, 2012 and by $0 at December 31, 2011.

11. Concentrations

At December 31, 2011, four (4) customers represented approximately 54% of GP’s accounts receivable and approximately 47% of GP’s revenues earned during 2011. As of December 31, 2010, one customer represented approximately 38% of GP’s accounts receivable and approximately 18% of GP’s revenues earned during 2010.